Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	$ 1,446
Unrecognized Deferred Tax Assets	(1,179)
Net Deferred Tax Assets	267
Unused tax losses [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	2,234
Tax Value	592
Unrecognized Deferred Tax Assets	(580)
Net Deferred Tax Assets	12
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,798
Tax Value	461
Unrecognized Deferred Tax Assets	(373)
Net Deferred Tax Assets	88
Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	753
Tax Value	193
Unrecognized Deferred Tax Assets	(130)
Net Deferred Tax Assets	63
Investment in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	292
Tax Value	73
Unrecognized Deferred Tax Assets	(73)
Net Deferred Tax Assets	0
Other deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	32
Tax Value	10
Unrecognized Deferred Tax Assets	(10)
Net Deferred Tax Assets	0
U.S. state net operating losses [member] | U.S. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	5
Unrecognized Deferred Tax Assets	(3)
Net Deferred Tax Assets	2
Other attributes and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	112
Unrecognized Deferred Tax Assets	(10)
Net Deferred Tax Assets	$ 102